Loans, Allowance for Loan Losses and Impaired Loans (Details 1) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Allowance for Loan Losses:
Beginning balance	$ 6,068	$ 6,496	$ 6,496	$ 6,506
Charge-offs	(351)	(363)	(718)	(1,006)
Recoveries	118	95	215	340
Provision	0	75	75	656	$ 1,910
Allowance allocation adjustment	0	0	0	0
Ending balance	5,835	6,303	6,068	6,496	6,506
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Amount of allowance for loan losses arising from loans individually evaluated for impairment	465	162	628	582
Amount of allowance for loan losses arising from loans collectively evaluated for impairment	5,370	6,141	5,440	5,914
Loans Receivable:
Ending balance of loans	534,808	466,492	574,439	450,510
Ending balance: individually evaluated for impairment	5,825	5,133	5,397	5,314
Ending balance: collectively evaluated for impairment	528,983	461,359	569,042	445,196
Previously Reported
Allowance for Loan Losses:
Beginning balance		6,496	6,496	6,506
Provision				656	1,910
Ending balance				6,496	6,506
Originated Loans
Allowance for Loan Losses:
Beginning balance	6,068
Ending balance	5,835		6,068
Loans Receivable:
Ending balance of loans	445,041		470,433
Purchased credit impaired loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	3,018		3,787
Other Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	86,749		100,219
Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Residential Real Estate
Allowance for Loan Losses:
Beginning balance	2,039	2,364	2,364	2,759
Charge-offs	(110)	(55)	(140)	(405)
Recoveries	4	4	11	69
Provision	0	30	30	382
Allowance allocation adjustment	(226)	(420)	(226)	(441)
Ending balance	1,707	1,923	2,039	2,364	2,759
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Amount of allowance for loan losses arising from loans individually evaluated for impairment	359	136	503	463
Amount of allowance for loan losses arising from loans collectively evaluated for impairment	1,348	1,787	1,536	1,901
Loans Receivable:
Ending balance of loans	165,845	172,915	187,432	180,693
Ending balance: individually evaluated for impairment	4,481	4,429	4,640	4,466
Ending balance: collectively evaluated for impairment	161,364	168,486	182,792	176,227
Residential Real Estate | Originated Loans
Allowance for Loan Losses:
Beginning balance	2,039
Ending balance	1,707		2,039
Loans Receivable:
Ending balance of loans	143,546		160,655
Residential Real Estate | Purchased credit impaired loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	250		577
Residential Real Estate | Other Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	22,049		26,200
Residential Real Estate | Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Commercial/Agriculture Real Estate
Allowance for Loan Losses:
Beginning balance	1,883	1,617	1,617	0
Charge-offs	0	0		0
Recoveries	0	0	0	0
Provision	0	10	10	16
Allowance allocation adjustment	305	208	884	973
Ending balance	2,188	1,835	1,883	1,617	0
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Amount of allowance for loan losses arising from loans individually evaluated for impairment	0	0	0	0
Amount of allowance for loan losses arising from loans collectively evaluated for impairment	2,188	1,835	1,883	989
Loans Receivable:
Ending balance of loans	162,832	85,821	151,129	63,266
Ending balance: individually evaluated for impairment	0	0	0	0
Ending balance: collectively evaluated for impairment	162,832	85,821	151,129	63,266
Commercial/Agriculture Real Estate | Previously Reported
Allowance for Loan Losses:
Beginning balance		989	989
Ending balance				989
Commercial/Agriculture Real Estate | Originated Loans
Allowance for Loan Losses:
Beginning balance	1,883
Ending balance	2,188		1,883
Loans Receivable:
Ending balance of loans	112,016		92,374
Commercial/Agriculture Real Estate | Purchased credit impaired loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	1,832		2,309
Commercial/Agriculture Real Estate | Other Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	48,984		56,446
Commercial/Agriculture Real Estate | Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Consumer Non-real Estate
Allowance for Loan Losses:
Beginning balance	1,466	2,263	2,263	3,747
Charge-offs	(239)	(308)	(460)	(601)
Recoveries	113	91	204	271
Provision	0	35	35	258
Allowance allocation adjustment	(187)	182	67	(2,055)
Ending balance	1,153	2,263	1,466	2,263	3,747
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Amount of allowance for loan losses arising from loans individually evaluated for impairment	59	26	85	119
Amount of allowance for loan losses arising from loans collectively evaluated for impairment	1,094	2,237	1,381	1,501
Loans Receivable:
Ending balance of loans	159,368	207,756	190,230	196,541
Ending balance: individually evaluated for impairment	631	704	578	848
Ending balance: collectively evaluated for impairment	158,737	207,052	189,652	195,693
Consumer Non-real Estate | Previously Reported
Allowance for Loan Losses:
Beginning balance		1,620	1,620
Ending balance				1,620
Consumer Non-real Estate | Originated Loans
Allowance for Loan Losses:
Beginning balance	1,466
Ending balance	1,153		1,466
Loans Receivable:
Ending balance of loans	158,867		189,441
Consumer Non-real Estate | Purchased credit impaired loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	4		4
Consumer Non-real Estate | Other Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	497		785
Consumer Non-real Estate | Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Commercial/Agricultural Non-real Estate
Allowance for Loan Losses:
Beginning balance	652	1,271	1,271	0
Charge-offs	(2)		(118)	0
Recoveries	1		0	0
Provision	0		0	0
Allowance allocation adjustment	3		(501)	1,271
Ending balance	654		652	1,271	0
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Amount of allowance for loan losses arising from loans individually evaluated for impairment	47		40	0
Amount of allowance for loan losses arising from loans collectively evaluated for impairment	607		612	1,271
Loans Receivable:
Ending balance of loans	46,763		45,648	10,010
Ending balance: individually evaluated for impairment	713		179	0
Ending balance: collectively evaluated for impairment	46,050		45,469	10,010
Commercial/Agricultural Non-real Estate | Originated Loans
Allowance for Loan Losses:
Beginning balance	652
Ending balance	654		652
Loans Receivable:
Ending balance of loans	30,612		27,963
Commercial/Agricultural Non-real Estate | Purchased credit impaired loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	932		897
Commercial/Agricultural Non-real Estate | Other Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	15,219		16,788
Commercial/Agricultural Non-real Estate | Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Unallocated
Allowance for Loan Losses:
Beginning balance	28	252	252	0
Charge-offs	0	0	0	0
Recoveries	0	0	0	0
Provision	0	0	0	0
Allowance allocation adjustment	105	30	(224)	252
Ending balance	133	282	28	252	$ 0
Financing Receivable, Allowance for Credit Loss, Additional Information [Abstract]
Amount of allowance for loan losses arising from loans individually evaluated for impairment	0	0	0	0
Amount of allowance for loan losses arising from loans collectively evaluated for impairment	133	282	28	252
Loans Receivable:
Ending balance of loans	0	0	0	0
Ending balance: individually evaluated for impairment	0	0	0	0
Ending balance: collectively evaluated for impairment	0	$ 0	0	$ 0
Unallocated | Originated Loans
Allowance for Loan Losses:
Beginning balance	28
Ending balance	133		28
Loans Receivable:
Ending balance of loans	0		0
Unallocated | Purchased credit impaired loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	0		0
Unallocated | Other Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	0		0
Loans Receivable:
Ending balance of loans	0
Unallocated | Acquired Loans
Allowance for Loan Losses:
Beginning balance	0
Ending balance	$ 0		$ 0